GRAND PRIX FUNDS, INC.

                               SEMI-ANNUAL REPORT


                                 APRIL 30, 1999



                                GRAND PRIX FUND

                                      1/1/98     10/31/98     4/30/99
                                    ---------    ---------   ---------
         Grand Prix Fund              $9,479      $13,668     $24,386
         S&P 500 Index               $10,000       10,122     $12,031
         S&P 400 MidCap Index        $10,000      $11,463     $14,021
         S&P 600 SmallCap Index      $10,000       $8,782      $9,575


         -------------------------------------------------------------
                                      FOR PERIOD ENDED APRIL 30, 1999
                                                      Average Annual
                                       One Year       Since Inception
                                       4/30/99       1/1/98 to 4/30/99
         -------------------------------------------------------------
         GRAND PRIX FUND               103.70%             95.59%
         S&P 500 Stock Index            21.82%             28.96%
         S&P 400 MidCap Index            6.43%             14.93%
         S&P 600 SmallCap Index        -14.29%             -3.21%
         -------------------------------------------------------------


This chart assumes an initial investment of $10,000 made after the close of business on 1/1/98 (Commencement). Returns shown include the reinvestment of all dividends and are shown net of the 5.25% sales load. Performance figures reflect fee waivers in effect and represent past performance which is no guarantee of future results. The investment return and principal value of an investment in the Grand Prix Fund will fluctuate so that an investor's shares in the Fund, when redeemed, may be worth more or less than their original cost.

The S&P 400 MidCap Index is an unmanaged capitalization weighted total return index that measures the performance of the mid-range sector of the U.S. stock market.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The S&P 600 SmallCap Index is an unmanaged capitalization weighted total return index that measures the performance of the small-cap sector of the U.S. stock market.

GRAND PRIX FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1999  (UNAUDITED)


   NUMBER OF
     SHARES                                                            VALUE
    --------                                                          --------
               COMMON STOCKS                           97.2%
               AIRLINES                                 3.6%
     50,000    Southwest Airlines Co.                               $1,628,125
                                                                  ------------

               AUTO MANUFACTURERS                       4.5%
     38,000    Navistar International Corp.                          1,987,875
                                                                  ------------

               COMMUNICATIONS EQUIPMENT                 6.0%
     18,000    Tellabs, Inc.*                                        1,972,125
      6,000    Uniphase Corp.*                                         728,250
                                                                  ------------
                                                                     2,700,375
                                                                  ------------

               COMPUTER INTEGRATED SYSTEMS              4.5%
     31,000    Comverse Technology, Inc.*                            1,987,875
                                                                  ------------

               COMPUTER LOCAL NETWORKS                  4.1%
     16,000    Cisco Systems, Inc.*                                  1,825,000
                                                                  ------------
               COMPUTER MINI/MICRO                      8.7%
     10,000    International Business Machines, Inc.                 2,091,875
     30,000    Sun Microsystems, Inc.*                               1,794,375
                                                                  ------------
                                                                     3,886,250
                                                                  ------------

               COMPUTER SOFTWARE                       12.3%
     30,000    Adobe Systems, Inc.                                   1,901,250
     14,000    America Online, Inc.*                                 1,998,500
      9,000    Yahoo!, Inc.*                                         1,572,188
                                                                  ------------
                                                                     5,471,938
                                                                  ------------

               FINANCIAL SERVICES                      12.6%
     10,000    Capital One Financial Corp.                           1,736,875
     12,000    Knight/Trimark Group, Inc.*                           1,838,250
     16,000    Providian Corp.                                       2,065,000
                                                                  ------------
                                                                     5,640,125
                                                                  ------------

               MACHINERY                                3.9%
     25,000    Ingersoll-Rand Co.                                    1,729,687
                                                                  ------------

               PRINTERS & RELATED PRODUCTS              7.4%
     36,000    Electronics for Imaging, Inc.*                        1,703,250
     13,000    Lexmark International Group, Inc.*                    1,605,500
                                                                  ------------
                                                                     3,308,750
                                                                  ------------

GRAND PRIX FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 1999  (UNAUDITED)

   NUMBER OF
     SHARES                                                            VALUE
    --------                                                          --------
               RENTAL AUTO/EQUIPMENT                    3.5%
     26,000    The Hertz Corp.                                      $1,551,875
                                                                  ------------

               RETAIL                                  12.1%
     20,000    Abercrombie & Fitch Co.*                              1,902,500
     32,000    Intimate Brands, Inc.                                 1,600,000
     15,000    Linens 'n Things, Inc.*                                 686,250
     30,000    The Wet Seal, Inc.*                                   1,222,500
                                                                  ------------
                                                                     5,411,250
                                                                  ------------

               SEMICONDUCTORS                          11.0%
     22,000    Altera Corp.*                                         1,589,500
     10,000    Maxim Integrated Products, Inc.*                        560,000
     10,000    Qlogic Corp.*                                           699,375
     19,000    SDL, Inc.*                                            2,075,750
                                                                  ------------
                                                                     4,924,625
                                                                  ------------

               TELECOMMUNICATION EQUIPMENT              3.0%
     18,000    Nokia Corp. ADR                                       1,335,375
                                                                  ------------

               Total Common Stocks (cost $40,356,274)               43,389,125
                                                                  ------------

               SHORT-TERM INVESTMENTS                   1.2%

    528,978    Fifth Third Treasury Fund                               528,978
                                                                  ------------

               Total Short-term Investments (cost $528,978)            528,978
                                                                  ------------

               Total Investments (cost $40,885,252)    98.4%        43,918,103

               Other Assets less Liabilities            1.6%           714,928
                                                                  ------------

               NET ASSETS                             100.0%       $44,633,031
                                                                  ============

     *Non-income producing security

     See notes to the financial statements.


GRAND PRIX FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
(UNAUDITED)

ASSETS:
Investments at value (cost $40,885,252)                           $43,918,103
Receivable for investments sold                                       667,946
Receivable from adviser                                                40,185
Deferred organization costs, net                                       58,417
Prepaid expenses                                                       21,936
Dividends and interest receivable                                       6,023
                                                                 ------------

Total Assets                                                       44,712,610
                                                                 ------------

LIABILITIES:

Accrued investment advisory fees                                       64,394
Accrued distribution fees                                              11,974
Other accrued expenses                                                  3,211
                                                                 ------------

Total Liabilities                                                      79,579
Net Assets                                                        $44,633,031
                                                                 ============

NET ASSETS CONSIST OF:
Capital stock                                                     $39,003,655
Accumulated net investment loss                                      (96,067)
Accumulated net realized gain on investments                        2,692,592
Net unrealized appreciation on investments                          3,032,851
                                                                 ------------
Net Assets                                                        $44,633,031
                                                                 ============

CAPITAL STOCK, $0.01 PAR VALUE, 500,000,000 SHARES AUTHORIZED
Issued and outstanding                                              2,052,738

NET ASSET VALUE PER SHARE                                              $21.74
                                                                 ============

MAXIMUM OFFERING PRICE PER SHARE                                       $22.94
                                                                 ============

See notes to the financial statements.


GRAND PRIX FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                              $29,881
Dividends (net of $1,136 foreign withholding taxes)                    15,847
                                                                 ------------
                                                                       45,728
                                                                 ------------

EXPENSES:
Investment advisory fees                                               82,635
Legal fees                                                             42,379
Fund administration and accounting fees                                33,515
Distribution fees                                                      20,659
Reports to shareholders                                                14,073
Shareholder servicing fees                                             13,953
Federal and state registration fees                                     9,815
Amortization of organization costs                                      7,889
Custody fees                                                            5,906
Audit fees                                                              3,390
Other                                                                   2,830
                                                                 ------------

Total expenses before reimbursement                                   237,044
Reimbursement of expenses by Advisor                                 (95,249)
                                                                 ------------

Net expenses                                                          141,795
                                                                 ------------

NET INVESTMENT LOSS                                                  (96,067)
                                                                 ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                    2,710,409
Change in net unrealized appreciation on investments                2,858,076
                                                                 ------------

Net gain on investments                                             5,568,485
                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                    $5,472,418
                                                                 ============

See notes to the financial statements.


GRAND PRIX FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED    PERIOD ENDED
                                                APRIL 30, 1999      OCTOBER 31,
                                                 (UNAUDITED)         1998<F1>
                                                 ------------      ------------
OPERATIONS:
Net investment loss                                $(96,067)        $(10,705)
Net realized gain on investments                   2,710,409          296,012
Change in unrealized appreciation on investments   2,858,076          174,775
                                                 -----------      -----------
Net increase in net assets resulting
  from operations                                  5,472,418          460,082
                                                 -----------      -----------

DISTRIBUTIONS PAID FROM:
Net realized gains on investments                  (312,180)                -
                                                 -----------      -----------
Net decrease in net assets resulting from
  distributions paid                               (312,180)                -
                                                 -----------      -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                       41,158,741        1,045,326
Shares issued to holders in reinvestment
  of distributions                                   312,180                -
Shares redeemed                                  (3,593,536)         (10,000)
                                                 -----------      -----------
Net increase from share transactions              37,877,385        1,035,326
                                                 -----------      -----------
TOTAL INCREASE IN NET ASSETS                      43,037,623        1,495,408

NET ASSETS:
Beginning of period                                1,595,408          100,000
                                                 -----------      -----------
End of period                                    $44,633,031       $1,595,408
                                                 ===========      ===========

TRANSACTIONS IN SHARES:
Shares sold                                        2,099,656          101,364
Shares issued to holders in reinvestment
of distributions                                      21,770                -
Shares redeemed                                    (179,358)            (694)
                                                 -----------      -----------
Net increase                                       1,942,068          100,670
                                                 ===========      ===========

<F1> Commenced operations on January 1, 1998

See notes to the financial statements.


GRAND PRIX FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                SIX MONTHS ENDED    PERIOD ENDED
                                                 APRIL 30, 1999     OCTOBER 31,
                                                  (UNAUDITED)         1998<F1>
                                                   ----------        ----------

Net asset value, beginning of period                  $14.42           $10.00

Income from investment operations:
Net investment income (loss)                          (0.05)           (0.10)
Net realized gain on investments                       10.00             4.52
                                                  ----------       ----------
Total from investment operations                        9.95             4.42


Less distributions from net realized gains            (2.63)                -
                                                  ----------       ----------

Net asset value, end of period                        $21.74           $14.42
                                                  ==========       ==========

Total return <F2><F3>                                 78.41%           44.20%

Supplemental data and ratios:
Net assets, end of period                        $44,633,031       $1,595,408
Ratio of net expenses to average net
  assets <F4><F5>                                      1.70%            1.65%
Ratio of net investment loss to average
  net assets <F4><F5>                                (1.15)%          (1.03)%

Portfolio turnover rate                               441.9%           521.6%

<F1> Commenced operations on January 1, 1998
<F2> The total return calculation does not reflect any sales load imposed on the purchase of shares.
<F3> Not annualized
<F4> Annualized
<F5> Net of reimbursements and waivers.  Without reimbursements and waivers, the ratio of expenses to average net assets would have been 2.84% and 15.93%, and the ratio of net investment loss to average net assets would have been (2.29)% and (15.31)% for the periods ended April 30, 1999 and October 31, 1998, respectively.

See notes to the financial statements.



Grand Prix Fund
Notes to the Financial Statements
April 30, 1999  (Unaudited)


(1)Organization

   The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The only series presently authorized is the Grand Prix Fund (the "Fund") which commenced operations on January 1, 1998. Effective December 1, 1998, the Fund changed from a no-load mutual fund to a load fund.

(2)Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

  (a)  Investment Valuation

       Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

  (b)  Organization Costs

       Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Fund commenced its investment activities. If any of the original shares of the Fund purchased by the initial shareholder are redeemed prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

  (c)  Federal Income and Excise Taxes

       The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.


  (d)  Distribution to Shareholders

       Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

  (e)  Securities Transactions and Investment Income

       Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

(3)Investment Advisor

   The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of average daily net assets of the Fund. For the six months ended April 30, 1999, the Advisor has agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's total operating expenses do not exceed 1.72% of the Fund's average daily net assets (prior
   to February 26, 1999, the limitation was 1.65%).   During the six months
   ended April 30, 1999, the Advisor waived and reimbursed the Fund for expenses totaling $95,249, including $82,635 of investment advisory fees.

(4)Distribution Plan

   The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund at an annual rate of up to 0.25% of the Fund's average daily net assets.

(5)Investment Transactions

   The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the six months ended April 30, 1999 are summarized below. There were no purchases or sales of long-term U.S. government securities.

   Purchases           $112,928,771
   Sales                $76,705,412

   At April 30, 1999, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $41,582,990, were as follows:

   Unrealized appreciation                        $3,199,793
   Unrealized depreciation                          (864,680)
                                                  ----------
   Net unrealized appreciation on investments     $2,335,113
                                                  ==========

(6)Offering Price Per Share

   The public offering price is the net asset value plus a sales charge which varies in accordance with the amount of the purchase as follows:


                                       Sales Charge     Sales Charge
                                       as a             as a
                                       Percentage of    Percentage of
           Amount of Investment        Offering Price   Investment
           --------------------        -------------    -------------
           Less than $50,000           5.25%            5.54%
           $50,000 - $99,999           4.50%            4.71%
           $100,000 - $249,999         3.50%            3.63%
           $250,000 - $499,999         2.50%            2.56%
           $500,000 - $999,999         2.00%            2.04%
           $1,000,000 or more          1.00%            1.01%


   As specified in the Fund's Prospectus, certain sales of Fund shares can be made at net asset value per share without the imposition of any sales charge.

(7)Results of the Shareholder Meeting

   A special meeting of shareholders of the Fund was held on February 8, 1999.

   The matters voted on by the shareholders of record as of January 15, 1999 and the results of the vote at the shareholder meeting held on February 8, 1999 were as follows:

   PROPOSAL 1 - To eliminate the Fund's fundamental investment restriction which did not permit the Fund to borrow money for the purpose of making investments.

                          For            Against          Abstain
                        --------         --------         --------
                        371,791           16,353             -

  PROPOSAL 2 - To consider and act upon any other business which may properly come before the meeting or any adjournments thereof.

                          For            Against          Abstain
                        --------         --------         --------
                        361,981           4,943            21,220